Financial assets and liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Disclosure Of Financial Instruments [Line Items]
Opening balance	$ 5,426	$ 2,185	$ 2,185
Warrants fair value at grant date - December 22, 2022	1,000		5,400
Remeasurement of warrant liability	(4,434)	$ 712	2,205
Closing Balance	992		5,426
Warrants Fair Value at Grant Date December 22, 2022
Disclosure Of Financial Instruments [Line Items]
Warrants fair value at grant date - December 22, 2022	$ 0		$ 1,036